1998 SEMIANNUAL REPORT


IDS
Stock
Fund

(icon of) building with columns

The goals of IDS Stock Fund, Inc. are current income and growth of capital.


      American Express Financial Advisors

      Distributed by American Express Financial Advisors Inc.

Big names,
big business


While some investors like to strive for the potentially outstanding returns that can be generated by stocks of newer companies, others are more comfortable with the usually steadier performance provided by stocks of more established businesses. IDS Stock Fund focuses on stocks in the latter group, many of which long ago made their marks in American enterprise and, in some cases, also have a strong international business presence. These stocks offer the potential dual benefit of growth along with a steady stream of dividend income.

Contents

From the chairman                            3
From the portfolio manager                   3
The Portfolio's ten largest holdings         5
Financial statements (Fund)                  6
Notes to financial statements (Fund)         9
Financial statements (Portfolio)            17
Notes to financial statements (Portfolio)   20
Investments in securities                   29
Board members and officers                  35
IDS mutual funds                            36

 To our shareholders


      From the chairman

      If you're an experienced investor, you know that the past few years have been unusually strong in many financial markets. Perhaps just as important, history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility. We saw evidence of that last October, when declines in Asian markets spawned a sharp drop in several financial markets worldwide, including the U.S.

      The potential for such volatility reinforces the need for investors to review periodically their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.




      William R. Pearce
      (picture of) William R. Pearce
      William R. Pearce
      Chairman of the board

      From the portfolio manager

      An excellent environment for large-capitalization stocks resulted in a very productive six months for IDS Stock Fund. For the first half of the fiscal year -- October 1997 through March 1998 -- the Fund's Class A shares generated a total return of 13.5%. (This figure includes a substantial capital gain that was paid to shareholders last December and reduced the Fund's net asset value by the same amount at that time.)

      After sinking in the aftermath of last fall's financial crisis in Asia, the U.S. market spent most of the winter essentially treading water. But by February, the worst of the Asian flu seemed to have passed, and investors' optimism was renewed by continued reports of low inflation and, for the most part, solid corporate profits. That combination was enough to re-ignite the stock market, which went on a two-month tear that more than made up for the doldrums of the previous months.

      As had been the case since the start of the market's stunning surge that began in early 1995, large-capitalization growth stocks most often led the advance over the past six months. The trend worked partially in the Fund's favor, as it concentrates its investments in the large-cap sector. However, part of the Fund's objective is to provide an above-average dividend, which is generally not available from the high-growth stocks that have set the red-hot pace for the market. On the other hand, the Fund's comparatively substantial dividend helped cushion the net asset value during difficult periods, such as last fall's Asia-induced downturn.

      Strong sectors

      Looking at the Fund's most-productive investments, stocks in the pharmaceutical (such as Pfizer and Merck) and financial services (BankAmerica, Travelers) sectors were especially strong. Solid contributions also came from household product (Procter & Gamble, Gillette) and retailing (Dayton Hudson, Wal-Mart) stocks. The Fund's foreign holdings, which were concentrated in Europe and made up 10%-15% of assets, paid off well, too.

      To shore up the Fund's dividend, I maintained a healthy exposure to utility stocks, mainly telephone companies, as well as convertible preferred stocks and convertible bonds. Overall, the portfolio was little changed during the six months. I did shift more money into financial services, and brought foreign investments down a bit.

      As for the rest of the fiscal year, the investment environment continues to appear reasonably good, although I will be surprised if stocks don't retreat at least modestly sometime before year-end. In any event, I plan to keep the Fund concentrated in a wide range of stocks of large, high-quality companies, complemented by higher-yielding securities that contribute to the Fund's dividend.





      Richard H. Warden
      (picture of) Richard H. Warden
      Richard H. Warden
      Portfolio manager

      To our shareholders


Class A
 6-month performance

(All figures per share)

Net asset value (NAV)

March 31, 1998       $27.06

Sept. 30, 1997       $27.44

Decrease             $ 0.38


Distributions
Oct. 1, 1997 - March 31, 1998


From income          $ 0.50

From capital gains   $ 3.13

Total distributions  $ 3.63

Total return*       +13.5%**

Class B
 6-month performance

(All figures per share)

Net asset value (NAV)

March 31, 1998       $26.92

Sept. 30, 1997       $27.32

Decrease             $ 0.40


Distributions
Oct. 1, 1997 - March 31, 1998


From income          $ 0.40

From capital gains   $ 3.13

Total distributions  $ 3.53

Total return*       +13.1%**

Class Y
 6-month performance

(All figures per share)

Net asset value (NAV)

March 31, 1998       $27.06

Sept. 30, 1997       $27.44

Decrease             $ 0.38


Distributions
Oct. 1, 1997 - March 31, 1998


From income          $ 0.51

From capital gains   $ 3.13

Total distributions  $ 3.64

Total return*       +13.6%**



      *The prospectus discusses the effect of sales charges, if any, on the various classes.

      **The total return is a hypothetical investment in the Fund with all distributions reinvested.

 The Portfolio's ten largest holdings


                                              Percent              Value
                          (of Portfolio's net assets)   (as of March 31, 1998)

       General Electric                         2.41%       $112,043,750

       Merck & Co                               1.94          89,977,010

       Colgate-Palmolive                        1.87          86,625,000

       Pfizer                                   1.72          79,750,000

       EXEL                                     1.67          77,499,999

       Safeway                                  1.59          73,875,000

       Rite Aid                                 1.47          68,500,000

       Mutual Risk Management                   1.46          67,750,000

       Schering-Plough                          1.41          65,350,000

       UNUM                                     1.40          65,038,354

       3.25% Cv Preferred


(icon of) pie chart

The ten holdings listed here make up 16.94% of the Portfolio's net assets



 Financial statements


      Statement of assets and liabilities
      IDS Stock Fund, Inc.
      March 31, 1998



                                  Assets

(Unaudited)
 Investments in Equity Portfolio (Note 1)                                                       $4,641,540,937

                                  Liabilities

 Accrued distribution fee                                                                                5,312
 Accrued service fee                                                                                    19,596
 Accrued transfer agency fee                                                                            10,439
 Accrued administrative services fee                                                                     3,416
 Other accrued expenses                                                                                173,584
                                                                                                       -------
 Total liabilities                                                                                     212,347
                                                                                                       -------
 Net assets applicable to outstanding capital stock                                             $4,641,328,590
                                                                                                ==============

                                  Represented by

 Capital stock-- $.01 par value (Note 1)                                                        $    1,715,922
 Additional paid-in capital                                                                      3,092,527,334
 Undistributed net investment income                                                                  (904,972)
 Accumulated net realized gain (loss)                                                              232,305,694
 Unrealized appreciation (depreciation) on investments and on translation
      of assets and liabilities in foreign currencies                                            1,315,684,612
                                                                                                 -------------
 Total-- representing net assets applicable to outstanding capital stock                         4,641,328,590
                                                                                                 =============
 Net assets applicable to outstanding shares:             Class A                               $3,174,174,220
                                                          Class B                               $  260,780,665
                                                          Class Y                               $1,206,373,705
 Net asset value per share of outstanding capital stock   Class A shares     117,320,837        $        27.06
                                                          Class B shares       9,688,502        $        26.92
                                                          Class Y shares      44,582,900        $        27.06

See accompanying notes to financial statements.




      Statement of operations
      IDS Stock Fund, Inc.
      Six months ended March 31, 1998



                                  Investment income

                                                                                                   (Unaudited)
 Income:
 Dividend                                                                                         $ 33,949,382
 Interest                                                                                            5,955,179
      Less foreign taxes withheld                                                                     (414,734)
                                                                                                      --------
 Total income                                                                                       39,489,827
 Expenses (Note 2):
 Expenses allocated from Equity Portfolio                                                            9,898,657
 Distribution fee -- Class B                                                                           834,248
 Transfer agency fee                                                                                 1,861,073
 Incremental transfer agency fee-- Class B                                                               9,975
 Service fee
      Class A                                                                                        2,475,816
      Class B                                                                                          193,271
      Class Y                                                                                          559,170
 Administrative services fees and expenses                                                             592,614
 Compensation of board members                                                                           7,047
 Postage23,400
 Registration fees                                                                                     255,062
 Audit fees                                                                                              4,812
 Other expenses                                                                                          4,405
                                                                                                         -----
 Total expenses                                                                                     16,719,550
      Earnings credits on cash balances (Note 2)                                                      (185,466)
                                                                                                      --------
 Total net expenses                                                                                 16,534,084
                                                                                                    ----------
 Investment income (loss)-- net                                                                     22,955,743
                                                                                                    ----------

                                  Realized and unrealized gain (loss) -- net

 Net realized gain (loss) on:
      Security transactions                                                                        291,485,631
      Foreign currency transactions                                                                  1,120,588
                                                                                                     ---------
 Net realized gain (loss) on investments                                                           292,606,219
 Net change in unrealized appreciation (depreciation) on investments
      and on translation of assets and liabilities in foreign currencies                           241,036,723
                                                                                                   -----------
 Net gain (loss) on investments and foreign currencies                                             533,642,942
                                                                                                   -----------
 Net increase (decrease) in net assets resulting from operations                                  $556,598,685
                                                                                                  ============

See accompanying notes to financial statements.



      Financial statements


      Statements of changes in net assets
      IDS Stock Fund, Inc.




                             Operations                                   March 31, 1998        Sept. 30, 1997

                                                                        Six months ended            Year ended
                                   (Unaudited)
 Investment income (loss)-- net                                           $   22,955,743        $   58,375,366
 Net realized gain (loss) on investments                                     292,606,219           490,531,772
 Net change in unrealized appreciation (depreciation) on investments
      and on translation of assets and liabilities in foreign currencies     241,036,723           427,269,463
                                                                             -----------           -----------
 Net increase (decrease) in net assets resulting from operations             556,598,685           976,176,601
                                                                             -----------           -----------
 Distributions to shareholders from:
      Net investment income
            Class A                                                          (17,132,021)          (44,462,913)
            Class B                                                             (527,292)           (1,646,156)
            Class Y                                                           (6,992,874)          (17,928,151)
      Net realized gain
            Class A                                                         (361,177,439)         (113,973,806)
            Class B                                                          (27,613,854)           (6,116,806)
            Class Y                                                         (141,133,199)          (43,104,797)
                                                                            ------------           -----------
 Total distributions                                                        (554,576,679)         (227,232,629)
                                                                            ------------          ------------

                                  Capital share transactions (Note 3)

 Proceeds from sales
      Class A shares (Note 2)                                                116,453,116           242,084,917
      Class B shares                                                          39,654,859            72,920,015
      Class Y shares                                                         167,576,358           252,272,494
 Reinvestment of distributions at net asset value
      Class A shares                                                         348,254,640           145,741,344
      Class B shares                                                          27,897,120             7,699,303
      Class Y shares                                                         130,889,602            53,455,672
 Payment for redemptions
      Class A shares                                                        (170,666,271)         (340,439,519)
      Class B shares (Note 2)                                                (11,514,042)          (16,926,750)
      Class Y shares                                                        (172,051,554)         (287,081,216)
                                                                            ------------          ------------
 Increase (decrease) in net assets from capital share transactions           476,493,828           129,726,260
                                                                             -----------           -----------
 Total increase (decrease) in net assets                                     478,515,834           878,670,232
 Net assets at beginning of period                                         4,162,812,756         3,284,142,524
                                                                           -------------         -------------
 Net assets at end of period                                              $4,641,328,590        $4,162,812,756
                                                                          ==============        ==============
 Undistributed (excess of distributions over) net investment income       $     (904,972)       $      791,472
                                                                          --------------        --------------

See accompanying notes to financial statements.


 Notes to financial statements


      IDS Stock Fund, Inc.
      (Unaudited as to March 31, 1998)

  1

Summary of
significant
accounting policies



      The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has 10 billion authorized shares of capital stock. The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A shares during the ninth calendar year of ownership. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

      All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

      Investment in Equity Portfolio

      Effective May 13, 1996, the Fund began investing all of its assets in Equity Portfolio (the Portfolio), a series of Growth and Income Trust, an open-end investment company that has the same objectives as the Fund. This was accomplished by transferring the Fund's assets to the Portfolio in return for a proportionate ownership interest in the Portfolio. Equity Portfolio invests primarily in common stocks and securities convertible into common stocks.

      The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the net assets of the Portfolio. The percentage of the Portfolio owned by the Fund at March 31, 1998 was 99.98%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements," which are included elsewhere in this report.

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Federal taxes

      Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to the shareholders, no provision for income or excise taxes is required.

      Net investment income (loss) and net realized gains (losses) allocated from the Portfolio may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

      Dividends to shareholders

      Dividends from net investment income, declared and paid each calendar quarter, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.


  2

Expenses and
sales charges



      In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

      Effective March 20, 1995, the Fund entered into an agreement with American Express Financial Corporation (AEFC) for providing administrative services. Under its Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, organizational expenses and any other expenses properly payable by the Fund and approved by the board.

      Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

    o Class A $15
    o Class B $16
    o Class Y $15

      Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

      Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares and commencing on May 9, 1997, the fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

      Sales charges received by American Express Financial Advisors Inc. for distributing Fund shares were $1,446,153 for Class A and $77,293 for Class B for the six months ended March 31, 1998.

      During the six months ended March 31, 1998, the Fund's transfer agency fees were reduced by $185,466 as a result of earnings credits from overnight cash balances.


  3

Capital share
transactions



      Transactions in shares of capital stock for the periods indicated are as follows:


                                       Six months ended March 31, 1998
                                    Class A         Class B         Class Y

      Sold                        4,457,626       1,523,302       6,404,181

      Issued for reinvested      14,516,447       1,170,158       5,454,441
        distributions

      Redeemed                   (6,506,427)       (443,656)     (6,712,511)

      Net increase (decrease)    12,467,646       2,249,804       5,146,111


                                          Year ended Sept. 30, 1997
                                    Class A         Class B         Class Y

      Sold                        9,885,572       3,000,534      10,328,998

      Issued for reinvested       6,259,225         333,244       2,293,106
        distributions

      Redeemed                  (13,870,549)       (687,579)    (11,846,789)

      Net increase (decrease)     2,274,248       2,646,199         775,315


4

Financial
highlights


      The  tables  below  show  certain  important  financial   information  for
      evaluating the Fund's results.

        Fiscal period ended Sept. 30,
        Per share income and capital changes(a)                             Class A
                                 1998(b)    1997   1996(c)   1995    1994    1993    1992     1991     1990    1989     1988
Net asset value,                 $27.44   $22.49   $19.96  $19.48  $21.24  $20.05  $20.02   $17.26   $20.76  $17.43   $17.04
beginning of period
        Income from investment operations:
Net investment income (loss)        .14      .39      .43     .52     .58     .55     .64      .68      .83     .77      .56
Net gains (losses) (both           3.11     6.11     3.17    1.96     .21    2.93    1.11     4.02    (.87)    3.26     1.13
realized and unrealized)
Total from investment operations   3.25     6.50     3.60    2.48     .79    3.48    1.75     4.70    (.04)    4.03     1.69
        Less distributions:
Dividends from net                (.16)    (.43)    (.39)   (.49)   (.60)   (.53)   (.63)    (.74)    (.85)   (.70)    (.55)
investment income
Distributions from               (3.47)   (1.12)    (.68)  (1.51)  (1.95)  (1.76)  (1.09)   (1.20)   (2.61)      --    (.75)
realized gains
Total distributions              (3.63)   (1.55)   (1.07)  (2.00)  (2.55)  (2.29)  (1.72)   (1.94)   (3.46)   (.70)   (1.30)
Net asset value,                 $27.06   $27.44   $22.49  $19.96  $19.48  $21.24  $20.05   $20.02   $17.26  $20.76   $17.43
end of period
              Ratios/supplemental data                            Class A

                                 1998b      1997    1996c    1995    1994    1993    1992     1991     1990    1989     1988
Net assets, end of              $3,174    $2,877   $2,307  $1,984  $2,368  $2,059  $1,658   $1,513   $1,213  $1,347   $1,246
period (in millions)
Ratio of expenses to             .77%e      .78%    .80%e    .79%    .76%    .73%    .72%     .65%     .63%    .60%     .58%
average daily net assetsd
Ratio of net income (loss) to   1.10%e     1.58%   2.19%e   2.61%   2.99%   2.75%   3.21%    3.59%    4.32%   3.94%    3.17%
average daily net assets
Portfolio turnover rate            41%       82%      71%     69%     75%     76%     77%      58%      26%     54%      27%
(excluding short-term
securities)
Total returnf                    13.5%     30.2%    18.6%   14.4%    3.9%   18.8%    9.4%    29.0%   (0.9%)   23.4%    10.1%
Average brokerage               $.0447    $.0320   $.0388      --      --      --      --       --       --      --       --
commission rateg

a For a share outstanding throughout the period.  Rounded to the nearest cent.
b Six months ended March 31, 1998 (Unaudited).
c The Fund's fiscal year-end was changed from Oct. 31 to Sept.
  30, effective 1996.
d Effective fiscal period 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
e Adjusted to an annual basis.
f Total return does not reflect payment of a sales charge.
g Effective fiscal period 1996, the Fund is required to disclose an average brokerage commission rate per share for security trades on which commissions are charged. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.





        Fiscal period ended Sept. 30,
        Per share income and capital changes(a)
                                                        Class B                                       Class Y
                                        1998(b)    1997     1996(c)     1995(d)       1998(b)    1997     1996(c)     1995(d)
Net asset value,                         $27.32  $22.42      $19.91      $18.03        $27.44  $22.49      $19.96      $18.03
beginning of period

        Income from investment operations:
Net investment income (loss)                .05     .22         .28         .27           .14     .42         .47         .29
Net gains (losses) (both realized          3.08    6.05        3.17        1.92          3.12    6.11        3.17        2.01
and unrealized)

Total from investment operations           3.13    6.27        3.45        2.19          3.26    6.53        3.64        2.30

        Less distributions:
Dividends from net                        (.06)   (.25)       (.26)       (.31)         (.17)   (.46)       (.43)       (.37)
investment income
Distributions from                       (3.47)  (1.12)       (.68)          --        (3.47)  (1.12)       (.68)          --
realized gains

Total distributions                      (3.53)  (1.37)       (.94)       (.31)        (3.64)  (1.58)      (1.11)       (.37)

Net asset value,                         $26.92  $27.32      $22.42      $19.91        $27.06  $27.44      $22.49      $19.96
end of period


        Ratios/supplemental data
                                                       Class B                                        Class Y
                                          1998b    1997       1996c       1995d         1998b    1997       1996c       1995d
Net assets, end of                         $261    $203        $107         $29        $1,206  $1,082        $870        $738
period (in millions)
Ratio of expenses to                     1.53%f   1.55%      1.57%f      1.61%f         .70%f    .66%       .63%f       .64%f
average daily net assets(e)
Ratio of net income (loss) to             .35%f    .85%      1.61%f      1.37%f        1.17%f   1.71%    2.36%(f)      2.38%f
average daily net assets
Portfolio turnover rate                     41%     82%         71%         69%           41%     82%         71%         69%
(excluding short-term
securities)
Total return(g)                           13.1%   29.2%       17.8%       12.1%         13.6%   30.4%       18.8%       12.8%
Average brokerage                        $.0447  $.0320      $.0388          --        $.0447  $.0320      $.0388          --
commission rate(h)

a For a share outstanding throughout the period. Rounded to
  the nearest cent.
b Six months ended March 31, 1998 (Unaudited).
c The Fund's fiscal year-end was changed from Oct. 31 to Sept.
  30, effective 1996.
d Inception date was March 20, 1995.
e Effective fiscal period 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances. fAdjusted to an annual basis.
g Total  return  does  not  reflect  payment  of a sales  charge.
h Effective fiscal period 1996, the Fund is required to disclose an average brokerage commission rate per share for security trades on which commissions are charged.The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.




 Financial statements


      Statement of assets and liabilities
      Equity Portfolio
      March 31, 1998


                                  Assets
(Unaudited)
 Investments in securities, at value (Note 1):
 Investments in securities of unaffiliated issuers (identified cost $3,295,427,197)             $4,571,456,107
 Investments in securities of affiliated issuers (identified cost $40,790,575)                      80,629,082
                                                                                                    ----------
 Total investments in securities (identified cost $3,336,217,772)                                4,652,085,189
 Cash in bank on demand deposit                                                                        612,033
 Dividends and accrued interest receivable                                                           6,229,476
 Receivable for investment securities sold                                                          25,374,094
 Unrealized appreciation on foreign currency contracts held, at value (Notes 1 and 5)                    7,055
 U.S. government securities held as collateral (Note 4)                                             34,819,670
                                                                                                    ----------
 Total assets                                                                                    4,719,127,517
                                                                                                 -------------

                                  Liabilities

 Payable for investment securities purchased                                                        32,707,055
 Payable upon return of securities loaned (Note 4)                                                  43,645,870
 Accrued investment management services fee                                                             40,222
 Other accrued expenses                                                                                 63,192
 Option contracts written, at value (premium received $266,176) (Note 6)                               225,000
                                                                                                       -------
 Total liabilities                                                                                  76,681,339
                                                                                                    ----------
 Net assets                                                                                     $4,642,446,178
                                                                                                ==============

See accompanying notes to financial statements.


                                                     Financial statements


      Statement of operations
      Equity Portfolio
      Six months ended March 31, 1998



                                  Investment income

                                                                                                   (Unaudited)
 Income:
 Dividends (including $200,000 earned from affiliates)                                           $  33,955,945
 Interest                                                                                            5,946,633
      Less foreign taxes withheld                                                                     (414,814)
                                                                                                      --------
 Total income                                                                                       39,487,764
                                                                                                    ----------
 Expenses (Note 2):
 Investment management services fee                                                                  9,674,266
 Compensation of directors                                                                              12,083
 Custodian fees                                                                                        185,130
 Audit fees                                                                                             14,438
 Other                                                                                                  15,473
                                                                                                        ------
 Total expenses                                                                                      9,901,390
      Earnings credit on cash balances (Note 2)                                                           (821)
                                                                                                          ----
 Total net expenses                                                                                  9,900,569
                                                                                                     ---------
 Investment income (loss) -- net                                                                    29,587,195
                                                                                                    ----------

                                  Realized and unrealized gain (loss) -- net

 Net realized gain (loss) on:
      Security transactions (Note 3)                                                               291,530,307
      Foreign currency transactions                                                                  1,120,772
                                                                                                     ---------
 Net realized gain (loss) on investments                                                           292,651,079
 Net change in unrealized appreciation (depreciation) on investments
      and on translation of assets and liabilities in foreign currencies                           241,096,482
                                                                                                   -----------
 Net gain (loss) on investments and foreign currencies                                             533,747,561
                                                                                                   -----------
 Net increase (decrease) in net assets resulting from operations                                  $563,334,756
                                                                                                  ============

See accompanying notes to financial statements.



      Statements of changes in net assets
      Equity Portfolio


                             Operations and distributions                 March 31, 1998        Sept. 30, 1997

                                                                        Six months ended            Year ended
                                   (Unaudited)
 Investment income (loss)-- net                                           $   29,587,195        $   69,424,362
 Net realized gain (loss) on investments                                     292,651,079           490,586,825
 Net change in unrealized appreciation (depreciation) on investments
      and on translation of assets and liabilities in foreign currencies     241,096,482           427,383,679
                                                                             -----------           -----------
 Net increase (decrease) in net assets resulting from operations             563,334,756           987,394,866
 Net contributions (withdrawals) from partners                               (84,689,343)         (108,642,196)
                                                                             -----------          ------------
 Total increase (decrease) in net assets                                     478,645,413           878,752,670
 Net assets at beginning of period (Note 1)                                4,163,800,765         3,285,048,095
                                                                           -------------         -------------
 Net assets at end of period                                              $4,642,446,178        $4,163,800,765
                                                                          ==============        ==============

See accompanying notes to financial statements.



 Notes to financial statements


      Equity Portfolio
      (Unaudited as to March 31, 1998)



  1

Summary of
significant
accounting policies



      Equity Portfolio (the Portfolio) is a series of Growth and Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Equity Portfolio invests primarily in common stocks and securities convertible into common stocks. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

      Significant accounting policies followed by the Portfolio are summarized below:

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Valuation of securities

      All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

      Option transactions

      In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

      Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Futures transactions

      In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

      Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

      Foreign currency translations
      and foreign currency contracts

      Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

      The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contract.

      Federal taxes

      For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

      Other

      Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.


  2

Fees and
expenses

      The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the portfolio's average daily net assets in reducing percentages from 0.53% to 0.4% annually. The fees may be increased or decreased by a performance adjustment based on a comparison of the performance of Class A shares of IDS Stock Fund to the Lipper Growth and Income Fund Index. The maximum adjustment is 0.08% of the Portfolio's average daily net assets on an annual basis. The adjustment decreased the fee by $275,747 for the six months ended March 31, 1998.

      Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

      During the six months ended March 31, 1998, the Portfolio's custodian fees were reduced by $821 as a result of earnings credits from overnight cash balances.

      Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.


  3

Securities
transactions

      Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,670,887,676 and $1,749,217,547, respectively, for the six months ended March 31, 1998. For the same period, the portfolio turnover rate was 41%. Realized gains and losses are determined on an identified cost basis.

      Brokerage commissions paid to brokers affiliated with AEFC were $116,703 for the six months ended March 31, 1998.

  4

Lending of
portfolio securities

      At March 31, 1998, securities valued at $43,645,870 were on loan to brokers. For collateral, the Portfolio received $8,826,200 in cash and U.S. government securities valued at $34,819,670. Income from securities lending amounted to $154,939 for the six months ended March 31, 1998. The risks to the portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

  5

Foreign currency
contracts

      At March 31, 1998, the Portfolio had entered into a foreign currency exchange contract that obligates the Portfolio to deliver currency at a specified future date. The unrealized appreciation and/or depreciation on this contract is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contract are as follows:

 Exchange date     Currency to     Currency to    Unrealized     Unrealized
                  be delivered     be received   appreciation   depreciation

 March 25,1998      5,511,383        9,229,252       $7,055           $--
                 British Pound     U.S. Dollar



  6

Options contracts
written

      The number of contracts and premium amounts associated with option contracts written is as follows:



                                                Six months ended March 31, 1998
                                                             Calls
                                                Contracts             Premium
      Balance March 31, 1997                           --            $     --
      Opened                                        2,000             266,176
      Balance March 31, 1998                        2,000            $266,176


      See "Summary of significant accounting policies."

 Investments in securities


      Equity Portfolio
      March 31, 1998 (Unaudited)


                                                   (Percentages represent
                                                     value of investments
                                                  compared to net assets)


 Common stocks - 85.0%
Issuer                       Shares       Value(a)

 Aerospace & defense - 1.2%
 General Motors Cl H        450,000     $20,362,500
 Lockheed Martin            306,084      34,434,450
 Total                                   54,796,950


 Airlines - 1.6%
 AMR                        300,000(b)   42,956,250
 Northwest Airlines Cl A    500,000(b)   30,843,750
 Total                                   73,800,000


 Automotive & related - 1.0%
 Ford Motor                 700,000      45,368,750


 Banks and savings & loans - 6.4%
 BankAmerica                500,000      41,312,500
 BankBoston                 300,000      33,075,000
 First Chicago NBD          500,000      44,062,500
 First Union              1,000,000      56,750,000
 Norwest                    800,000      33,250,000
 Wachovia                   620,000      52,583,750
 Washington Mutual          500,000      35,859,375
 Total                                  296,893,125

 Beverages & tobacco - 1.4%
 Coca-Cola                  525,000      40,654,687
 Philip Morris              575,000      23,970,313
 Total                                   64,625,000


 Building materials & construction - 2.1%
 American Standard        1,000,000(b)   45,875,000
 Martin Marietta Materials1,148,500      49,600,844
 Total                                   95,475,844


 Computers & office equipment - 5.6%
 Bay Networks             1,300,000(b)   35,262,500
 Compaq Computer          1,500,000      38,812,500
 Hewlett-Packard            300,000      19,012,500
 Microsoft                  300,000(b)   26,850,000
 Network Associates         500,000(b)   33,125,000
 PeopleSoft               1,000,000(b)   52,687,500
 Xerox                      500,000      53,218,750
 Total                                  258,968,750

 Electronics - 1.2%
 Harris                     600,000      31,275,000
 Intel                      300,000      23,418,750
 Total                                   54,693,750


 Energy - 0.6%
 Exxon                      400,000      27,050,000


 Energy equipment & services - 0.4%
 Cooper Cameron             300,000(b)   18,112,500

 Financial services - 2.1%
 Associates First Capital Cl A180,000   $14,220,000
 CIT Group Cl A           1,000,000      32,625,000
 Providian Financial        250,000      14,359,375
 Travelers Group            600,000(d)   36,000,000
 Total                                   97,204,375


 Food - 2.1%
 Bestfoods                  250,000      29,218,750
 General Mills              500,000      38,000,000
 Sara Lee                   500,000      30,812,500
 Total                                   98,031,250

 Foreign - 12.8%(c)
 Bayerische Vereinsbank     300,000(b)   21,894,259
 Dresdner Bank              450,000      20,483,295
 Elf Aquitaine ADR          600,000(d)   38,850,000
 Ericsson (LM) ADR        5,000,000      33,125,000
 EXEL                     1,000,000      77,499,999
 General Electric         4,100,000(b)   32,484,632
 Meridian Gold            3,800,000(f)   12,879,082
 Mid Ocean                  444,000      34,410,000
 Mutual Risk Management   2,000,000(d,f) 67,750,000
 Rhone-Poulenc Cl A         699,893(b)   35,563,565
 Royal Dutch Petroleum    1,100,000      62,493,750
 Schlumberger               525,000      39,768,750
 SmithKline Beecham ADR     625,000      39,101,563
 Unilever                   775,000      53,184,375
 Union Bank of Switzerland   15,000      24,499,836
 Total                                  593,988,106

 Furniture & appliances - 2.0%
 Maytag                   1,000,000      47,812,500
 Sunbeam                  1,000,000      44,062,500
 Total                                   91,875,000


 Health care - 10.7%
 American Home Products     300,000      28,612,500
 Baxter Intl                750,000      41,343,750
 Bristol-Myers Squibb       600,000      62,587,500
 Guidant                    775,000      56,865,625
 Johnson & Johnson          625,000      45,820,313
 Medtronic                  500,000      25,937,500
 Merck & Co                 700,892      89,977,010
 Pfizer                     800,000      79,750,000
 Schering-Plough            800,000      65,350,000
 Total                                  496,244,198

 Health care services - 0.5%
 Tenet Healthcare           700,000(b)   25,418,750


 Household products - 4.0%
 Colgate-Palmolive        1,000,000      86,625,000
 Gillette                   400,000      47,475,000
 Procter & Gamble           600,000      50,625,000
 Total                                  184,725,000


 Industrial equipment & services - 2.4%
 Deere & Co                 950,000     $58,840,625
 Illinois Tool Works        800,000      51,800,000
 Total                                  110,640,625


 Insurance - 2.1%
 American Intl Group        375,000      47,226,562
 Provident Cos              439,750      15,088,922
 SunAmerica                 750,000      35,906,250
 Total                                   98,221,734

 Leisure time & entertainment - 0.5%
 Disney (Walt)              200,000      21,350,000


 Media - 2.5%
 CBS                      1,000,000      33,937,500
 Chancellor Media           500,000(b)   22,937,500
 Clear Channel
    Communications          600,000(b)   58,800,000
 Total                                  115,675,000


 Metals - 1.1%
 Getchell Gold            1,025,000(b)   21,396,875
 Stillwater Mining        1,170,000(b)   29,615,625
 Total                                   51,012,500


 Multi-industry conglomerates - 3.8%
 Cendant                  1,000,000(b)   39,625,000
 Emerson Electric           400,000      26,075,000
 General Electric         1,300,000     112,043,750
 Total                                  177,743,750

 Paper & packaging - 0.5%
 Longview Fibre           1,636,300(g)   25,464,919


 Retail - 7.7%
 American Stores          1,100,000      28,600,000
 Dayton Hudson              500,000      44,000,000
 Home Depot                 600,000      40,462,500
 Penney (JC)                550,000      41,628,125
 Rite Aid                 2,000,000      68,500,000
 Safeway                  2,000,000(b)   73,875,000
 Wal-Mart Stores          1,200,000      60,975,000
 Total                                  358,040,625

 Utilities -- electric - 1.9%
 Carolina Power & Light     600,000      27,150,000
 FPL Group                  600,000      38,550,000
 Northern States Power      400,000      23,600,000
 Total                                   89,300,000


 Utilities -- telephone - 6.8%
 Ameritech                  800,000     $39,550,000
 AT&T                       700,000      45,937,500
 Bell Atlantic              300,000      30,750,000
 BellSouth                  700,000      47,293,750
 Century Telephone
    Enterprises             300,000      18,337,500
 Cincinnati Bell            500,000      17,812,500
 SBC Communications         600,000      26,175,000
 Southern New England
    Telecommunications      250,000      18,078,125
 Teleport Communications
    Group Cl A              425,000(b)   24,968,750
 U S WEST
    Communications Group    900,000      49,275,000
 Total                                  318,178,125


 Total common stocks
 (Cost: $2,686,712,007)              $3,942,898,626



 Preferred stocks & other - 10.4%
Issuer                       Shares       Value(a)

 AirTouch Communications
    4.00% Cv                525,000     $21,787,500
 Altera
    Cv                      347,826(e)   15,638,257
 Cendant
    7.50% Cv PRIDES         920,000(l)   47,955,000
 Emerson Electric
    5.00% Cv PERCS          615,380(k)   36,935,723
 Finova Finance Trust
    5.50% Cv                213,900      17,005,050
 Gillette
    3.00% Cv Series G       195,000      17,501,250
 Glenborough Realty Trust
    7.75% Cv Series A       402,105      10,504,993
 Host Marriott Financial Trust
    6.75% Cv                300,000      17,175,000
 Houston Inds
    7.00% Cv ACES           325,000(j)   21,064,063
 Intel
    5.00% Cv PERCS          206,000(k)   31,697,220
 McKesson
    5.00% Cv                200,000(e)   16,275,000
 Medtronic
    5.00% Cv                884,250      38,234,970
 Newell Financial Trust
    5.25% Cm Cv             250,000      14,218,750
 PLC Capital
    6.50% Cv PRIDES          80,000(l)    4,940,000
 Premier Parks
    7.50% Cv                175,000      10,150,000
 Rhone-Poulenc
    Warrants                699,893       3,941,468

 Service Corp Intl
    5.00% Cv              1,100,000     $24,585,000
 Sprint
    8.25% Cv                154,325       9,896,091
SunAmerica
    $3.19 Cv PERCS          500,000(k)   24,218,750
 Union Pacific Capital
    6.25% Cv                465,000      23,250,000

 UNUM
    3.25% Cv              1,217,092(b)  $65,038,354
 WorldCom
    8.00% Cv                 73,625      10,988,531


 Total preferred stocks & other
 (Cost: $420,529,521)                 $483,000,970



 Bonds - 1.8%

Issuer                                             Coupon              Principal                       Value(a)
                                                     rate                 amount
 Costco
      Zero Coupon Cv Sub Nts
          08-01-17                                  3.51%            $21,000,000(e,h)               $14,096,250
 Diamond Offshore Drilling
      Cv Sr Sub Nts
          09-15-07                                  3.13               7,050,000                      6,944,250
 Learning
      Cv Sr Nts
          11-01-00                                  5.50              15,000,000                     13,800,000
 Network Associates
      Zero Coupon Cv Sub Deb
          02-13-18                                  4.09              20,000,000(h)                   9,125,000
 Office Depot
      Zero Coupon Cv Nt
          11-01-08                                  3.70               7,300,000(h)                   5,392,875
 PLATINUM Technology
      Cv Sub Nts
          12-15-02                                  6.25              15,000,000(e)                  15,600,000
 Solectron
      Cv Sub Nts
          03-01-06                                  6.00               6,700,000                      9,220,875
 Xilinx
      Cv Sub Nts
          11-01-02                                  5.25              10,000,000                      9,975,000


 Total bonds
 (Cost: $79,299,999)                                                                                $84,154,250


 Options purchased - 0.0%

 Issuer                  Number of   Exercise    Expiration          Value(a)
                            shares      price          date

 Put
 S&P 500                   400,000     $15       April 1998        $1,300,000


 Total options purchased
 (Cost: $8,941,000)                                                $1,300,000




 Short-term securities - 3.0%
Issuer      Annualized          Amount     Value(a)
              yield on      payable at
               date of        maturity
              purchase

 U.S. government agencies - 0.5%
 Federal Home Loan Bank Disc Nt
      04-01-98        5.46% $2,900,000   $2,900,000
 Federal Home Loan Mtge Corp Disc Nt
      04-23-98        5.47     600,000      598,002
 Federal Natl Mtge Assn Disc Nt
      04-13-98        5.54  20,000,000   19,963,132
 Total                                   23,461,134


 Commercial paper - 2.5%
 BOC Group
      04-01-98        6.09   4,300,000(i) 4,300,000
 Clorox
      05-13-98        5.59   2,100,000    2,086,378
 Commerzbank U.S. Finance
      04-27-98        5.57   8,000,000    7,967,933
 Fleet Funding
      04-16-98        5.56   3,900,000(i) 3,891,014
 Glaxo Wellcome
      04-24-98        5.63  10,300,000(i)10,263,083
 Heinz (HJ)
      04-22-98        5.54   5,800,000    5,781,392
 Kellogg
      05-01-98        5.57  10,600,000   10,550,975

 Kredietbank North America Finance
      04-27-98        5.52%$15,100,000  $15,036,391
 Natl Australia Funding (Delaware)
      05-11-98        5.54   1,300,000    1,292,056
 New Center Asset Trust
      04-14-98        5.52  15,000,000   14,970,317
 Novartis Finance
      05-01-98        5.55   8,500,000    8,460,900
 Pacific Life Insurance
      04-30-98        5.57  13,900,000   13,837,855
 Toyota Motor Credit
      05-01-98        5.58  10,000,000    9,953,750
 Westpac Capital
      04-17-98        5.54   8,900,000    8,878,165
 Total                                  117,270,209

 Total short-term securities
 (Cost: $140,735,245)                  $140,731,343


 Total investments in securities
 (Cost $3,336,217,772)(m)            $4,652,085,189



See accompanying notes to investments in securities.



 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.

(d) Security is partially or fully on loan. See Note 4 to the financial statements.

(e)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration  under the  Securities  Act of 1933, as amended.  This security has been determined to be liquid under guidelines established by the board.

(f) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the six months ended March 31, 1998 are as follows:


Issuer                            Beginning     Purchase    Sales           Ending     Dividend        Value(a)
                                      cost         cost     cost             cost        income
Meridian Gold                   $14,110,518          $--      $--      $14,110,518   $       --     $12,879,082
Mutual Risk Management           26,680,057           --       --       26,680,057      200,000      67,750,000
Total                           $40,790,575          $--      $--      $40,790,575     $200,000     $80,629,082

(g) At March 31, 1998, securities valued at $3,112,500 were held to cover open call options written as follows:

Issuer          Number of        Exercise         Expiration         Value(a)
                   shares           price               date
Longview Fibre    200,000             $15          June 1998         $225,000


(h) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(i) Commercial paper sold within terms of a private placement memorandum, exempt under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(j) ACES are automatically convertible to the underlying equity securities.

(k) PERCS (Preferred-Equity Redeemable Cumulative Securities) are convertible preferred securities. PERCS are like buying an underlying common stock and selling a call option against the position.

(l) PRIDES (Preferred Redeemable Increased Dividend Equity Securities) are structured as convertible preferred securities. Investors receive an enhanced yield but based upon a specific formula, potential appreciation is limited.
PRIDES pay dividends, have voting rights, are noncallable for three years and upon maturity, convert into shares of common stock.

(m) At March 31, 1998, the cost of securities for federal income tax purposes was approximately $3,336,218,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:




Unrealized appreciation......................................$1,364,487,000
Unrealized depreciation.........................................(48,620,000)
Net unrealized appreciation..................................$1,315,867,000


          Board members and officers

                 Independent board members and officers

Chairman         William  R.  Pearce*
of the board     Chairman of the board,  Board  Services  Corporation  (provides administrative services to boards including the boards of the IDS and IDSLife funds and Master Trust portfolios).

                 H.  Brewster  Atwater,  Jr.
                 Former chairman and chief executive officer, General Mills, Inc.

                 Lynne  V.  Cheney
                 Distinguished fellow, American Enterprise Institute for Public Policy Research.

                 Heinz F. Hutter
                 Former president and chief operating officer, Cargill, Inc.

                 Anne P. Jones
                 Attorney and telecommunications consultant.

                 Alan K. Simpson
                 Former United States senator for Wyoming.

                 Edson W. Spencer
                 Former chairman and chief executive officer, Honeywell, Inc.

                 Wheelock Whitney
                 Chairman, Whitney Management Company.

                 C. Angus Wurtele
                 Chairman of the board, The Valspar Corporation.

                 Officer

Vice president,  Leslie L. Ogg*
general counsel  President,  treasurer and corporate secretary of Board Services
and secretary    Corporation.


                 Board members and officers associated with AEFC

President        John R. Thomas*
                 Senior vice president, AEFC.

                 William  H.  Dudley*
                 Senior  advisor  to the  chief  executive officer, AEFC.

                 David R. Hubers*
                 President and chief executive officer, AEFC.


                 Officers associated with AEFC

Vice president   Peter J. Anderson*
                 Senior vice  president,  AEFC

Treasurer        Matthew N. Karstetter*
                 Vice president, AEFC

* Interested person as defined by the Investment Company Act of 1940.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.


IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed



Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

Quick telephone reference

American Express            Redemptions and exchanges,       National/Minnesota
Financial Advisors          dividend payments or                   800-437-3133
Telephone Transaction       reinvestments and automatic
Service                     payment arrangements           Mpls./St. Paul area:
                                                                       671-3800



TTY Service                 For the hearing impaired               800-846-4852




American Express            Automated account information          800-862-7919
Financial Advisors          (TouchTone(R) phones only),
Easy Access Line            including current fund prices
                            and performance, account values
                            and recent account transactions



AMERICAN EXPRESS Financial Advisors


IDS Stock Fund
IDS Tower 10
Minneapolis, MN 55440-0010